Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying unaudited interim Consolidated Balance Sheets as at December 31, 2024 and June 30, 2025, are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2024	2025
(a) “Pyxis Theta” (Seventhone)	$10,150	$9,550
(b) “Pyxis Karteria” (Tenthone)	12,800	12,200
(c) “Pyxis Lamda” (Eleventhone)	15,663	14,800
(d) “Konkar Ormi” (Dryone Corp.)	17,100	16,500
(e) “Konkar Asteri” (Drytwo Corp.)	13,600	13,000
(f) “Konkar Venture” (Drythree Corp.)	15,870	15,240
Total	$85,183	$81,290

	December 31,	June 30,
	2024	2025
Current portion	$7,787	$7,787
Less: Current portion of deferred financing costs	(226)	(215)
Current portion of long-term debt, net of deferred financing costs, current	$7,561	$7,572

Long-term portion	$77,396	$73,503
Less: Non-current portion of deferred financing costs	(433)	(330)
Long-term debt, net of current portion and deferred financing costs, non-current	$76,963	$73,173

Schedule of Principal Payments

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements. The annual principal payments required to be made after June 30, 2025, giving effect to the debt refinancing discussed in Note 7, are as follows:

To June 30,	Amount
2026	$7,787
2027	19,133
2028	14,660
2029	34,960
2030 and thereafter	4,750
Total	$81,290